(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Money Market Funds - ABC Prospectus) (Wells Fargo Advantage Money Market Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (WFA Money Market Funds - ABC Prospectus) (Wells Fargo Advantage Money Market Fund)		Class A	Class B	Class C
Management Fees		0.27%	0.27%	0.27%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses		0.81%	1.56%	1.56%
Fee Waiver		0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.70%	1.45%	1.45%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Money Market Fund) (WFA Money Market Funds - ABC Prospectus) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	72	248	439	991
Class B	648	782	1,040	1,550
Class C	248	482	840	1,847

Expense Example, No Redemption (Wells Fargo Advantage Money Market Fund) (WFA Money Market Funds - ABC Prospectus) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	148	482	840	1,550
Class C	148	482	840	1,847

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter:  3rd Quarter 2007   +1.00%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Money Market Fund) (WFA Money Market Funds - ABC Prospectus)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jul 1, 1992	0.01%	1.39%	1.62%
Class B	Jul 1, 1992	(4.99%)	0.68%	1.15%
Class C	Jun 30, 2010	(0.99%)	1.07%	1.14%

(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage California Municipal Money Market Fund)	Class A (WFA Money Market Funds - ABC Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage California Municipal Money Market Fund)		Class A (WFA Money Market Funds - ABC Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Total Annual Fund Operating Expenses		0.63%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.63%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	64	202	351	786

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter:  3rd Quarter 2007   +0.76%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	Jan 1, 1992	0.02%	0.91%	1.08%

(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Municipal Money Market Fund)	Class A (WFA Money Market Funds - ABC Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Municipal Money Market Fund)		Class A (WFA Money Market Funds - ABC Prospectus)
Management Fees		0.28%
Distribution (12b-1) Fees		none
Other Expenses		0.54%
Total Annual Fund Operating Expenses		0.82%
Fee Waiver		0.17%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.65%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	66	245	438	998

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter:  3rd Quarter 2007   +0.77%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	Jan 5, 1995	0.02%	0.99%	1.15%

(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage National Tax-Free Money Market Fund)	Class A (WFA Money Market Funds - ABC Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage National Tax-Free Money Market Fund)		Class A (WFA Money Market Funds - ABC Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Total Annual Fund Operating Expenses		0.63%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.63%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	64	202	351	786

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter:  2nd Quarter 2007   +0.78%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	Jul 28, 2003	0.02%	0.95%	1.14%

(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund)
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage 100% Treasury Money Market Fund)	Class A (WFA Money Market Funds - ABC Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage 100% Treasury Money Market Fund)		Class A (WFA Money Market Funds - ABC Prospectus)
Management Fees		0.26%
Distribution (12b-1) Fees		none
Other Expenses		0.52%
Total Annual Fund Operating Expenses		0.78%
Fee Waiver		0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.65%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage 100% Treasury Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	66	236	420	954

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter:  4th Quarter 2006   +1.10%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage 100% Treasury Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	Nov 8, 1999	0.02%	1.05%	1.39%

(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Treasury Plus Money Market Fund)	Class A (WFA Money Market Funds - ABC Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Treasury Plus Money Market Fund)		Class A (WFA Money Market Funds - ABC Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.52%
Total Annual Fund Operating Expenses		0.62%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.62%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	63	199	346	774

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter:  4th Quarter 2006   +1.17%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	Jul 28, 2003	0.01%	1.10%	1.47%

(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Government Money Market Fund)	Class A (WFA Money Market Funds - ABC Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Government Money Market Fund)		Class A (WFA Money Market Funds - ABC Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.51%
Total Annual Fund Operating Expenses		0.61%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.61%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	62	195	340	762

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter:  4th Quarter 2006   +1.19%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	Nov 8, 1999	0.01%	1.26%	1.58%

(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Municipal Cash Management Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Municipal Cash Management Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.26%
Total Annual Fund Operating Expenses		0.36%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Municipal Cash Management Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	31	110	196	450

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  3rd Quarter 2007   +0.92%

Lowest Quarter:   3rd Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Municipal Cash Management Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	Jul 9, 2010	0.02%	1.34%	1.62%

(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Cash Investment Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Cash Investment Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		0.35%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.35%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Cash Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	36	113	197	443

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  3rd Quarter 2007   +1.29%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Cash Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	Jul 31, 2003	0.01%	1.63%	1.93%

(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage California Municipal Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage California Municipal Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.26%
Total Annual Fund Operating Expenses		0.36%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	31	110	196	450

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  3rd Quarter 2007   +0.81%

Lowest Quarter:   2nd Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	Jun 30, 2010	0.02%	1.09%	1.27%

(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage National Tax-Free Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage National Tax-Free Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.26%
Total Annual Fund Operating Expenses		0.36%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	31	110	196	450

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  2nd Quarter 2007   +0.87%

Lowest Quarter:   2nd Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	Apr 8, 2005	0.02%	1.14%	1.36%

(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund)
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage 100% Treasury Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage 100% Treasury Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Management Fees		0.26%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		0.51%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage 100% Treasury Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	31	142	264	620

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  4th Quarter 2006   +1.14%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage 100% Treasury Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	Jun 30, 2010	0.02%	1.11%	1.50%

(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Treasury Plus Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Treasury Plus Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		0.35%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.35%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	36	113	197	443

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  4th Quarter 2006   +1.25%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	Mar 31, 2008	0.01%	1.21%	1.67%

(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Government Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Government Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.24%
Total Annual Fund Operating Expenses		0.34%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.34%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.35% for Administrator Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	35	109	191	431

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  3rd Quarter 2007   +1.26%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	Jul 31, 2003	0.01%	1.39%	1.79%

(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Heritage Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Heritage Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.24%
Total Annual Fund Operating Expenses		0.34%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.34%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.35% for Administrator Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	35	109	191	431

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  3rd Quarter 2007   +1.28%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	Jun 29, 1995	0.01%	1.61%	1.91%

(WFA Money Market Funds - Daily Prospectus) | (Wells Fargo Advantage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Money Market Fund)	Daily Class (WFA Money Market Funds - Daily Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Money Market Fund)		Daily Class (WFA Money Market Funds - Daily Prospectus)
Management Fees		0.27%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.54%
Total Annual Fund Operating Expenses		1.06%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Daily Class (WFA Money Market Funds - Daily Prospectus)	102	331	579	1,289

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Daily Class

Highest Quarter:  3rd Quarter 2007   +1.19%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Daily Class (WFA Money Market Funds - Daily Prospectus)	Jun 30, 2010	0.01%	1.39%	1.62%

(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Municipal Cash Management Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Municipal Cash Management Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.24%
Fee Waiver		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Municipal Cash Management Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	73	131	302

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  3rd Quarter 2007    +0.92%

Lowest Quarter:   4th Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2012 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Municipal Cash Management Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Nov 20, 1996	0.06%	1.36%	1.63%

(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Cash Investment Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Cash Investment Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.13%
Total Annual Fund Operating Expenses		0.23%
Fee Waiver		0.03%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Cash Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	71	126	290

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  3rd Quarter 2007   +1.33%

Lowest Quarter:   3rd Quarter 2011   +0.01%

Year-to-date total return as of 3/31/2012 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Cash Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Oct 14, 1987	0.07%	1.74%	2.07%

(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage California Municipal Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage California Municipal Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.24%
Fee Waiver		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	73	131	302

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  3rd Quarter 2007   +0.81%

Lowest Quarter:   3rd Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Mar 31, 2008	0.03%	1.10%	1.28%

(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Municipal Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Municipal Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.28%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Total Annual Fund Operating Expenses		0.43%
Fee Waiver		0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	115	218	520

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  3rd Quarter 2007   +0.85%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Jul 9, 2010	0.06%	1.16%	1.39%

(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage National Tax-Free Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage National Tax-Free Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.24%
Fee Waiver		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	73	131	302

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  2nd Quarter 2007   +0.90%

Lowest Quarter:   3rd Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Nov 8, 1999	0.05%	1.22%	1.49%

(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Treasury Plus Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Treasury Plus Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.13%
Total Annual Fund Operating Expenses		0.23%
Fee Waiver		0.03%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	71	126	290

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  4th Quarter 2006   +1.29%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Aug 11, 1995	0.01%	1.27%	1.78%

(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Government Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Government Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Total Annual Fund Operating Expenses		0.22%
Fee Waiver		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	69	122	278

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  4th Quarter 2006   +1.30%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Jul 28, 2003	0.01%	1.47%	1.88%

(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Prime Investment Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Prime Investment Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.24%
Fee Waiver		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Prime Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	73	131	302

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  3rd Quarter 2007   +1.32%

Lowest Quarter:   3rd Quarter 2011   +0.01%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Prime Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Jul 28, 2003	0.06%	1.69%	1.98%

(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Heritage Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Heritage Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Total Annual Fund Operating Expenses		0.22%
Fee Waiver		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	69	122	278

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  3rd Quarter 2007   +1.32%

Lowest Quarter:   3rd Quarter 2011   +0.01%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Mar 31, 2000	0.06%	1.73%	2.07%

(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Money Market Fund)	Investor Class (WFA Money Market Funds - Investor Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Money Market Fund)		Investor Class (WFA Money Market Funds - Investor Prospectus)
Management Fees		0.27%
Distribution (12b-1) Fees		none
Other Expenses		0.57%
Total Annual Fund Operating Expenses		0.84%
Fee Waiver		0.19%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.65%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Money Market Funds - Investor Prospectus)	66	249	447	1,020

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:  3rd Quarter 2007   +1.21%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class (WFA Money Market Funds - Investor Prospectus)	Apr 8, 2005	0.01%	1.45%	1.66%

(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Municipal Money Market Fund)	Investor Class (WFA Money Market Funds - Investor Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Municipal Money Market Fund)		Investor Class (WFA Money Market Funds - Investor Prospectus)
Management Fees		0.28%
Distribution (12b-1) Fees		none
Other Expenses		0.57%
Total Annual Fund Operating Expenses		0.85%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.64%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Money Market Funds - Investor Prospectus)	65	250	451	1,030

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:  3rd Quarter 2007   +0.85%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class (WFA Money Market Funds - Investor Prospectus)	Jul 9, 2010	0.02%	1.14%	1.38%

(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Cash Investment Money Market Fund)	Select Class (WFA Money Market Funds - Select Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Cash Investment Money Market Fund)		Select Class (WFA Money Market Funds - Select Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.09%
Total Annual Fund Operating Expenses		0.19%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.13%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Cash Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Prospectus)	13	55	101	237

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Select Class

Highest Quarter:  3rd Quarter 2007   +1.35%

Lowest Quarter:   3rd Quarter 2011   +0.03%

Year-to-date total return as of 3/31/2012 is +0.02%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Cash Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Prospectus)	Jun 29, 2007	0.14%	1.80%	2.10%

(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Heritage Money Market Fund)	Select Class (WFA Money Market Funds - Select Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Heritage Money Market Fund)		Select Class (WFA Money Market Funds - Select Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.08%
Total Annual Fund Operating Expenses		0.18%
Fee Waiver		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.13%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Prospectus)	13	53	96	225

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Select Class

Highest Quarter:  3rd Quarter 2007    +1.34%

Lowest Quarter:   3rd Quarter 2011    +0.02%

Year-to-date total return as of 3/31/2012 is +0.02%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Prospectus)	Jun 29, 2007	0.13%	1.79%	2.11%

(WFA Money Market Funds - Select Prospectus Heritage Only) | (Wells Fargo Advantage Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Heritage Money Market Fund)	Select Class (WFA Money Market Funds - Select Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Heritage Money Market Fund)		Select Class (WFA Money Market Funds - Select Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.08%
Total Annual Fund Operating Expenses		0.18%
Fee Waiver		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.13%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Prospectus)	13	53	96	225

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Select Class

Highest Quarter:  3rd Quarter 2007   +1.34%

Lowest Quarter:   3rd Quarter 2011   +0.02%

Year-to-date total return as of 3/31/2012 is +0.02%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Prospectus)	Jun 29, 2007	0.13%	1.79%	2.11%

(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Municipal Cash Management Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Municipal Cash Management Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Total Annual Fund Operating Expenses		0.53%
Fee Waiver		0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Municipal Cash Management Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	46	162	288	657

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Returns as of 12/31 each year Service Class

Highest Quarter:  3rd Quarter 2007   +0.86%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Municipal Cash Management Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Nov 25, 1996	0.01%	1.18%	1.41%

(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Cash Investment Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Cash Investment Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Fund Operating Expenses		0.52%
Fee Waiver		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Cash Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	51	165	289	651

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  3rd Quarter 2007   +1.25%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Cash Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Oct 14, 1987	0.01%	1.53%	1.82%

(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.27%
Distribution (12b-1) Fees		none
Other Expenses		0.44%
Total Annual Fund Operating Expenses		0.71%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	51	206	374	863

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  3rd Quarter 2007   +1.21%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Jun 30, 2010	0.01%	1.45%	1.66%

(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage California Municipal Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage California Municipal Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Total Annual Fund Operating Expenses		0.53%
Fee Waiver		0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	46	162	288	657

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  3rd Quarter 2007   +0.81%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Nov 8, 1999	0.02%	1.00%	1.23%

(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Municipal Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Municipal Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.28%
Distribution (12b-1) Fees		none
Other Expenses		0.44%
Total Annual Fund Operating Expenses		0.72%
Fee Waiver		0.27%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	46	203	374	869

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Returns as of 12/31 each year Service Class

Highest Quarter:  3rd Quarter 2007   +0.85%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Nov 2, 1988	0.02%	1.14%	1.38%

(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage National Tax-Free Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage National Tax-Free Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Total Annual Fund Operating Expenses		0.53%
Fee Waiver		0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	46	162	288	657

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  2nd Quarter 2007   +0.83%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Aug 3, 1993	0.02%	1.05%	1.29%

(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund)
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage 100% Treasury Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage 100% Treasury Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.26%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Fund Operating Expenses		0.68%
Fee Waiver		0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage 100% Treasury Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	51	199	361	830

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  4th Quarter 2006   +1.14%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage 100% Treasury Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Dec 3, 1990	0.02%	1.11%	1.50%

(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Treasury Plus Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Treasury Plus Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Fund Operating Expenses		0.52%
Fee Waiver		0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	46	160	284	646

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  4th Quarter 2006   +1.21%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Oct 1, 1985	0.01%	1.15%	1.57%

(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Government Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Government Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.41%
Total Annual Fund Operating Expenses		0.51%
Fee Waiver		0.01%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	51	163	284	640

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  4th Quarter 2006   +1.22%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Nov 16, 1987	0.01%	1.32%	1.70%

(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Prime Investment Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Prime Investment Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Total Annual Fund Operating Expenses		0.53%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.53%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.55% for Service Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Prime Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	54	170	296	665

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  3rd Quarter 2007   +1.23%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Prime Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Sep 2, 1998	0.01%	1.46%	1.74%

(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Heritage Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Heritage Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.41%
Total Annual Fund Operating Expenses		0.51%
Fee Waiver		0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.43%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	44	155	277	633

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  3rd Quarter 2007   +1.28%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Jun 30, 2010	0.01%	1.61%	1.91%

(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage California Municipal Money Market Fund)	Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage California Municipal Money Market Fund)		Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.53%
Total Annual Fund Operating Expenses		0.98%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.98%
[1]	The Adviser has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Sweep Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	100	312	542	1,201

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter:  3rd Quarter 2007   +0.81%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	Jun 30, 2010	0.02%	1.01%	1.23%

(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Municipal Money Market Fund)	Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Municipal Money Market Fund)		Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Management Fees		0.28%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.54%
Total Annual Fund Operating Expenses		1.17%
Fee Waiver		0.17%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	102	355	627	1,405

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Returns as of 12/31 each year Sweep Class

Highest Quarter:  3rd Quarter 2007   +0.70%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	Jun 30, 2000	0.02%	0.85%	0.94%

(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage National Tax-Free Money Market Fund)	Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage National Tax-Free Money Market Fund)		Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.53%
Total Annual Fund Operating Expenses		0.98%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.98%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Sweep Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	100	312	542	1,201

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter:  2nd Quarter 2007   +0.78%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	Jun 30, 2010	0.02%	0.95%	1.17%

(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund)
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage 100% Treasury Money Market Fund)	Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage 100% Treasury Money Market Fund)		Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Management Fees		0.26%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.52%
Total Annual Fund Operating Expenses		1.13%
Fee Waiver		0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage 100% Treasury Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	102	346	610	1,363

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter:  4th Quarter 2006   +1.14%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage 100% Treasury Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	Jun 30, 2010	0.02%	1.11%	1.50%

(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Treasury Plus Money Market Fund)	Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Treasury Plus Money Market Fund)		Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.52%
Total Annual Fund Operating Expenses		0.97%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.97%
[1]	The Adviser has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Sweep Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	99	309	536	1,190

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter:  4th Quarter 2006   +1.17%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	Jun 30, 2010	0.01%	1.10%	1.50%

(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Government Money Market Fund)	Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Government Money Market Fund)		Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.51%
Total Annual Fund Operating Expenses		0.96%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.96%
[1]	The Adviser has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Sweep Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	98	306	531	1,178

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter:  4th Quarter 2006   +1.22%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	Jun 30, 2010	0.01%	1.32%	1.70%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

(Wells Fargo Advantage California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage California Municipal Money Market Fund)	Class A (WFA Money Market Funds - ABC Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage California Municipal Money Market Fund)		Class A (WFA Money Market Funds - ABC Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Total Annual Fund Operating Expenses		0.63%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.63%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	64	202	351	786

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter:  3rd Quarter 2007   +0.76%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	Jan 1, 1992	0.02%	0.91%	1.08%

(Wells Fargo Advantage Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Municipal Money Market Fund)	Class A (WFA Money Market Funds - ABC Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Municipal Money Market Fund)		Class A (WFA Money Market Funds - ABC Prospectus)
Management Fees		0.28%
Distribution (12b-1) Fees		none
Other Expenses		0.54%
Total Annual Fund Operating Expenses		0.82%
Fee Waiver		0.17%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.65%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	66	245	438	998

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter:  3rd Quarter 2007   +0.77%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	Jan 5, 1995	0.02%	0.99%	1.15%

(Wells Fargo Advantage National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage National Tax-Free Money Market Fund)	Class A (WFA Money Market Funds - ABC Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage National Tax-Free Money Market Fund)		Class A (WFA Money Market Funds - ABC Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Total Annual Fund Operating Expenses		0.63%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.63%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	64	202	351	786

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter:  2nd Quarter 2007   +0.78%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	Jul 28, 2003	0.02%	0.95%	1.14%

(Wells Fargo Advantage 100% Treasury Money Market Fund)
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage 100% Treasury Money Market Fund)	Class A (WFA Money Market Funds - ABC Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage 100% Treasury Money Market Fund)		Class A (WFA Money Market Funds - ABC Prospectus)
Management Fees		0.26%
Distribution (12b-1) Fees		none
Other Expenses		0.52%
Total Annual Fund Operating Expenses		0.78%
Fee Waiver		0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.65%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage 100% Treasury Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	66	236	420	954

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter:  4th Quarter 2006   +1.10%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage 100% Treasury Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	Nov 8, 1999	0.02%	1.05%	1.39%

(Wells Fargo Advantage Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Treasury Plus Money Market Fund)	Class A (WFA Money Market Funds - ABC Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Treasury Plus Money Market Fund)		Class A (WFA Money Market Funds - ABC Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.52%
Total Annual Fund Operating Expenses		0.62%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.62%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	63	199	346	774

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter:  4th Quarter 2006   +1.17%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	Jul 28, 2003	0.01%	1.10%	1.47%

(Wells Fargo Advantage Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Government Money Market Fund)	Class A (WFA Money Market Funds - ABC Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Government Money Market Fund)		Class A (WFA Money Market Funds - ABC Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.51%
Total Annual Fund Operating Expenses		0.61%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.61%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	62	195	340	762

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter:  4th Quarter 2006   +1.19%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - ABC Prospectus)	Nov 8, 1999	0.01%	1.26%	1.58%

(Wells Fargo Advantage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Money Market Funds - ABC Prospectus) (Wells Fargo Advantage Money Market Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (WFA Money Market Funds - ABC Prospectus) (Wells Fargo Advantage Money Market Fund)		Class A	Class B	Class C
Management Fees		0.27%	0.27%	0.27%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses		0.81%	1.56%	1.56%
Fee Waiver		0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.70%	1.45%	1.45%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Money Market Fund) (WFA Money Market Funds - ABC Prospectus) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	72	248	439	991
Class B	648	782	1,040	1,550
Class C	248	482	840	1,847

Expense Example, No Redemption (Wells Fargo Advantage Money Market Fund) (WFA Money Market Funds - ABC Prospectus) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	148	482	840	1,550
Class C	148	482	840	1,847

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter:  3rd Quarter 2007   +1.00%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Money Market Fund) (WFA Money Market Funds - ABC Prospectus)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jul 1, 1992	0.01%	1.39%	1.62%
Class B	Jul 1, 1992	(4.99%)	0.68%	1.15%
Class C	Jun 30, 2010	(0.99%)	1.07%	1.14%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

(Wells Fargo Advantage Municipal Cash Management Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Municipal Cash Management Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Municipal Cash Management Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.26%
Total Annual Fund Operating Expenses		0.36%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Municipal Cash Management Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	31	110	196	450

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  3rd Quarter 2007   +0.92%

Lowest Quarter:   3rd Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Municipal Cash Management Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	Jul 9, 2010	0.02%	1.34%	1.62%

(Wells Fargo Advantage California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage California Municipal Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage California Municipal Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.26%
Total Annual Fund Operating Expenses		0.36%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	31	110	196	450

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  3rd Quarter 2007   +0.81%

Lowest Quarter:   2nd Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	Jun 30, 2010	0.02%	1.09%	1.27%

(Wells Fargo Advantage National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage National Tax-Free Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage National Tax-Free Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.26%
Total Annual Fund Operating Expenses		0.36%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	31	110	196	450

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  2nd Quarter 2007   +0.87%

Lowest Quarter:   2nd Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	Apr 8, 2005	0.02%	1.14%	1.36%

(Wells Fargo Advantage 100% Treasury Money Market Fund)
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage 100% Treasury Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage 100% Treasury Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Management Fees		0.26%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		0.51%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage 100% Treasury Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	31	142	264	620

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  4th Quarter 2006   +1.14%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage 100% Treasury Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	Jun 30, 2010	0.02%	1.11%	1.50%

(Wells Fargo Advantage Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Treasury Plus Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Treasury Plus Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		0.35%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.35%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	36	113	197	443

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  4th Quarter 2006   +1.25%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	Mar 31, 2008	0.01%	1.21%	1.67%

(Wells Fargo Advantage Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Government Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Government Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.24%
Total Annual Fund Operating Expenses		0.34%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.34%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.35% for Administrator Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	35	109	191	431

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  3rd Quarter 2007   +1.26%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	Jul 31, 2003	0.01%	1.39%	1.79%

(Wells Fargo Advantage Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Heritage Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Heritage Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.24%
Total Annual Fund Operating Expenses		0.34%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.34%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.35% for Administrator Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	35	109	191	431

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  3rd Quarter 2007   +1.28%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	Jun 29, 1995	0.01%	1.61%	1.91%

(Wells Fargo Advantage Cash Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Cash Investment Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Cash Investment Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		0.35%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.35%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Cash Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	36	113	197	443

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  3rd Quarter 2007   +1.29%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Cash Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Prospectus)	Jul 31, 2003	0.01%	1.63%	1.93%

(WFA Money Market Funds - Daily Prospectus) | (Wells Fargo Advantage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Money Market Fund)	Daily Class (WFA Money Market Funds - Daily Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Money Market Fund)		Daily Class (WFA Money Market Funds - Daily Prospectus)
Management Fees		0.27%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.54%
Total Annual Fund Operating Expenses		1.06%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Daily Class (WFA Money Market Funds - Daily Prospectus)	102	331	579	1,289

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Daily Class

Highest Quarter:  3rd Quarter 2007   +1.19%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Daily Class (WFA Money Market Funds - Daily Prospectus)	Jun 30, 2010	0.01%	1.39%	1.62%

(Wells Fargo Advantage Municipal Cash Management Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Municipal Cash Management Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Municipal Cash Management Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.24%
Fee Waiver		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Municipal Cash Management Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	73	131	302

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  3rd Quarter 2007    +0.92%

Lowest Quarter:   4th Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2012 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Municipal Cash Management Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Nov 20, 1996	0.06%	1.36%	1.63%

(Wells Fargo Advantage California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage California Municipal Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage California Municipal Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.24%
Fee Waiver		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	73	131	302

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  3rd Quarter 2007   +0.81%

Lowest Quarter:   3rd Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Mar 31, 2008	0.03%	1.10%	1.28%

(Wells Fargo Advantage Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Municipal Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Municipal Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.28%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Total Annual Fund Operating Expenses		0.43%
Fee Waiver		0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	115	218	520

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  3rd Quarter 2007   +0.85%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Jul 9, 2010	0.06%	1.16%	1.39%

(Wells Fargo Advantage National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage National Tax-Free Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage National Tax-Free Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.24%
Fee Waiver		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	73	131	302

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  2nd Quarter 2007   +0.90%

Lowest Quarter:   3rd Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Nov 8, 1999	0.05%	1.22%	1.49%

(Wells Fargo Advantage Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Treasury Plus Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Treasury Plus Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.13%
Total Annual Fund Operating Expenses		0.23%
Fee Waiver		0.03%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	71	126	290

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  4th Quarter 2006   +1.29%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Aug 11, 1995	0.01%	1.27%	1.78%

(Wells Fargo Advantage Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Government Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Government Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Total Annual Fund Operating Expenses		0.22%
Fee Waiver		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	69	122	278

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  4th Quarter 2006   +1.30%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Jul 28, 2003	0.01%	1.47%	1.88%

(Wells Fargo Advantage Prime Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Prime Investment Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Prime Investment Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.24%
Fee Waiver		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Prime Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	73	131	302

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  3rd Quarter 2007   +1.32%

Lowest Quarter:   3rd Quarter 2011   +0.01%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Prime Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Jul 28, 2003	0.06%	1.69%	1.98%

(Wells Fargo Advantage Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Heritage Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Heritage Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Total Annual Fund Operating Expenses		0.22%
Fee Waiver		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	69	122	278

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  3rd Quarter 2007   +1.32%

Lowest Quarter:   3rd Quarter 2011   +0.01%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Mar 31, 2000	0.06%	1.73%	2.07%

(Wells Fargo Advantage Cash Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Cash Investment Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Cash Investment Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.13%
Total Annual Fund Operating Expenses		0.23%
Fee Waiver		0.03%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Cash Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	20	71	126	290

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter:  3rd Quarter 2007   +1.33%

Lowest Quarter:   3rd Quarter 2011   +0.01%

Year-to-date total return as of 3/31/2012 is +0.01%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Cash Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Prospectus)	Oct 14, 1987	0.07%	1.74%	2.07%

(Wells Fargo Advantage Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Municipal Money Market Fund)	Investor Class (WFA Money Market Funds - Investor Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Municipal Money Market Fund)		Investor Class (WFA Money Market Funds - Investor Prospectus)
Management Fees		0.28%
Distribution (12b-1) Fees		none
Other Expenses		0.57%
Total Annual Fund Operating Expenses		0.85%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.64%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Money Market Funds - Investor Prospectus)	65	250	451	1,030

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:  3rd Quarter 2007   +0.85%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class (WFA Money Market Funds - Investor Prospectus)	Jul 9, 2010	0.02%	1.14%	1.38%

(Wells Fargo Advantage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Money Market Fund)	Investor Class (WFA Money Market Funds - Investor Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Money Market Fund)		Investor Class (WFA Money Market Funds - Investor Prospectus)
Management Fees		0.27%
Distribution (12b-1) Fees		none
Other Expenses		0.57%
Total Annual Fund Operating Expenses		0.84%
Fee Waiver		0.19%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.65%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Money Market Funds - Investor Prospectus)	66	249	447	1,020

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter:  3rd Quarter 2007   +1.21%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class (WFA Money Market Funds - Investor Prospectus)	Apr 8, 2005	0.01%	1.45%	1.66%

(Wells Fargo Advantage Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Heritage Money Market Fund)	Select Class (WFA Money Market Funds - Select Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Heritage Money Market Fund)		Select Class (WFA Money Market Funds - Select Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.08%
Total Annual Fund Operating Expenses		0.18%
Fee Waiver		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.13%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Prospectus)	13	53	96	225

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Select Class

Highest Quarter:  3rd Quarter 2007    +1.34%

Lowest Quarter:   3rd Quarter 2011    +0.02%

Year-to-date total return as of 3/31/2012 is +0.02%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Prospectus)	Jun 29, 2007	0.13%	1.79%	2.11%

(Wells Fargo Advantage Cash Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Cash Investment Money Market Fund)	Select Class (WFA Money Market Funds - Select Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Cash Investment Money Market Fund)		Select Class (WFA Money Market Funds - Select Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.09%
Total Annual Fund Operating Expenses		0.19%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.13%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Cash Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Prospectus)	13	55	101	237

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Select Class

Highest Quarter:  3rd Quarter 2007   +1.35%

Lowest Quarter:   3rd Quarter 2011   +0.03%

Year-to-date total return as of 3/31/2012 is +0.02%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Cash Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Prospectus)	Jun 29, 2007	0.14%	1.80%	2.10%

(WFA Money Market Funds - Select Prospectus Heritage Only) | (Wells Fargo Advantage Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Heritage Money Market Fund)	Select Class (WFA Money Market Funds - Select Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Heritage Money Market Fund)		Select Class (WFA Money Market Funds - Select Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.08%
Total Annual Fund Operating Expenses		0.18%
Fee Waiver		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.13%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Prospectus)	13	53	96	225

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Select Class

Highest Quarter:  3rd Quarter 2007   +1.34%

Lowest Quarter:   3rd Quarter 2011   +0.02%

Year-to-date total return as of 3/31/2012 is +0.02%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Prospectus)	Jun 29, 2007	0.13%	1.79%	2.11%

(Wells Fargo Advantage Municipal Cash Management Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Municipal Cash Management Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Municipal Cash Management Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Total Annual Fund Operating Expenses		0.53%
Fee Waiver		0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Municipal Cash Management Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	46	162	288	657

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Returns as of 12/31 each year Service Class

Highest Quarter:  3rd Quarter 2007   +0.86%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Municipal Cash Management Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Nov 25, 1996	0.01%	1.18%	1.41%

(Wells Fargo Advantage California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage California Municipal Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage California Municipal Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Total Annual Fund Operating Expenses		0.53%
Fee Waiver		0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	46	162	288	657

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  3rd Quarter 2007   +0.81%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Nov 8, 1999	0.02%	1.00%	1.23%

(Wells Fargo Advantage Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Municipal Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Municipal Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.28%
Distribution (12b-1) Fees		none
Other Expenses		0.44%
Total Annual Fund Operating Expenses		0.72%
Fee Waiver		0.27%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	46	203	374	869

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Returns as of 12/31 each year Service Class

Highest Quarter:  3rd Quarter 2007   +0.85%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Nov 2, 1988	0.02%	1.14%	1.38%

(Wells Fargo Advantage National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage National Tax-Free Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage National Tax-Free Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Total Annual Fund Operating Expenses		0.53%
Fee Waiver		0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	46	162	288	657

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  2nd Quarter 2007   +0.83%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Aug 3, 1993	0.02%	1.05%	1.29%

(Wells Fargo Advantage 100% Treasury Money Market Fund)
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage 100% Treasury Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage 100% Treasury Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.26%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Fund Operating Expenses		0.68%
Fee Waiver		0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage 100% Treasury Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	51	199	361	830

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  4th Quarter 2006   +1.14%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage 100% Treasury Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Dec 3, 1990	0.02%	1.11%	1.50%

(Wells Fargo Advantage Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Treasury Plus Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Treasury Plus Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Fund Operating Expenses		0.52%
Fee Waiver		0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	46	160	284	646

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  4th Quarter 2006   +1.21%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Oct 1, 1985	0.01%	1.15%	1.57%

(Wells Fargo Advantage Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Government Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Government Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.41%
Total Annual Fund Operating Expenses		0.51%
Fee Waiver		0.01%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	51	163	284	640

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  4th Quarter 2006   +1.22%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Nov 16, 1987	0.01%	1.32%	1.70%

(Wells Fargo Advantage Prime Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Prime Investment Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Prime Investment Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Total Annual Fund Operating Expenses		0.53%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.53%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.55% for Service Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Prime Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	54	170	296	665

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  3rd Quarter 2007   +1.23%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Prime Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Sep 2, 1998	0.01%	1.46%	1.74%

(Wells Fargo Advantage Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Heritage Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Heritage Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.41%
Total Annual Fund Operating Expenses		0.51%
Fee Waiver		0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.43%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	44	155	277	633

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  3rd Quarter 2007   +1.28%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Jun 30, 2010	0.01%	1.61%	1.91%

(Wells Fargo Advantage Cash Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Cash Investment Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Cash Investment Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Fund Operating Expenses		0.52%
Fee Waiver		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Cash Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	51	165	289	651

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  3rd Quarter 2007   +1.25%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Cash Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Oct 14, 1987	0.01%	1.53%	1.82%

(Wells Fargo Advantage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Money Market Fund)	Service Class (WFA Money Market Funds - Service Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Money Market Fund)		Service Class (WFA Money Market Funds - Service Prospectus)
Management Fees		0.27%
Distribution (12b-1) Fees		none
Other Expenses		0.44%
Total Annual Fund Operating Expenses		0.71%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	51	206	374	863

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter:  3rd Quarter 2007   +1.21%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Prospectus)	Jun 30, 2010	0.01%	1.45%	1.66%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

(Wells Fargo Advantage California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage California Municipal Money Market Fund)	Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage California Municipal Money Market Fund)		Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.53%
Total Annual Fund Operating Expenses		0.98%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.98%
[1]	The Adviser has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Sweep Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	100	312	542	1,201

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter:  3rd Quarter 2007   +0.81%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	Jun 30, 2010	0.02%	1.01%	1.23%

(Wells Fargo Advantage Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Municipal Money Market Fund)	Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Municipal Money Market Fund)		Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Management Fees		0.28%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.54%
Total Annual Fund Operating Expenses		1.17%
Fee Waiver		0.17%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	102	355	627	1,405

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Returns as of 12/31 each year Sweep Class

Highest Quarter:  3rd Quarter 2007   +0.70%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	Jun 30, 2000	0.02%	0.85%	0.94%

(Wells Fargo Advantage National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage National Tax-Free Money Market Fund)	Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage National Tax-Free Money Market Fund)		Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.53%
Total Annual Fund Operating Expenses		0.98%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.98%
[1]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Sweep Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	100	312	542	1,201

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter:  2nd Quarter 2007   +0.78%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	Jun 30, 2010	0.02%	0.95%	1.17%

(Wells Fargo Advantage 100% Treasury Money Market Fund)
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage 100% Treasury Money Market Fund)	Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage 100% Treasury Money Market Fund)		Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Management Fees		0.26%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.52%
Total Annual Fund Operating Expenses		1.13%
Fee Waiver		0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage 100% Treasury Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	102	346	610	1,363

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter:  4th Quarter 2006   +1.14%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage 100% Treasury Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	Jun 30, 2010	0.02%	1.11%	1.50%

(Wells Fargo Advantage Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Treasury Plus Money Market Fund)	Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Treasury Plus Money Market Fund)		Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.52%
Total Annual Fund Operating Expenses		0.97%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.97%
[1]	The Adviser has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Sweep Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	99	309	536	1,190

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter:  4th Quarter 2006   +1.17%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	Jun 30, 2010	0.01%	1.10%	1.50%

(Wells Fargo Advantage Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Government Money Market Fund)	Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Government Money Market Fund)		Sweep Class (WFA Money Market Funds - Sweep Prospectus)
Management Fees		0.10%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.51%
Total Annual Fund Operating Expenses		0.96%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.96%
[1]	The Adviser has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Sweep Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Wells Fargo Advantage Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	98	306	531	1,178

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter:  4th Quarter 2006   +1.22%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2011
Average Annual Total Returns (Wells Fargo Advantage Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Sweep Class (WFA Money Market Funds - Sweep Prospectus)	Jun 30, 2010	0.01%	1.32%	1.70%

Shareholder Fees	0 Months Ended
Jun. 01, 2012
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Daily Prospectus) | (Wells Fargo Advantage Money Market Fund) | Daily Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Money Market Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Select Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Select Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Sweep Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Sweep Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Sweep Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Sweep Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Sweep Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Sweep Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Shareholder Fees (Select Class, (WFA Money Market Funds - Select Prospectus), (Wells Fargo Advantage Heritage Money Market Fund))	0 Months Ended
Jun. 01, 2012
Select Class | (WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund)
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses	0 Months Ended
	Jun. 01, 2012
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.63%	[1]
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.82%
Fee Waiver	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[2]
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.63%	[3]
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.26%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[2]
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.62%	[4]
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.61%	[4]
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[2]
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class B
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.56%
Fee Waiver	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[2]
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class C
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.56%
Fee Waiver	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[2]
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.36%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[2]
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.36%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[2]
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.36%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[5]
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.26%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.51%
Fee Waiver	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[2]
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.35%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.35%	[2]
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.34%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.34%	[6]
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.34%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.34%	[6]
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.35%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.35%	[5]
(WFA Money Market Funds - Daily Prospectus) | (Wells Fargo Advantage Money Market Fund) | Daily Class
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.43%
Fee Waiver	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[5]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Fee Waiver	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[5]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Fee Waiver	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[5]
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Investor Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.57%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.64%	[2]
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Money Market Fund) | Investor Class
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.57%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[2]
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Select Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.18%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.13%	[2]
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Select Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.19%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.13%	[5]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.72%
Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[5]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.26%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.68%
Fee Waiver	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[2]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.51%
Fee Waiver	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[2]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.53%	[7]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.51%
Fee Waiver	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.43%	[2]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[5]
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.71%
Fee Waiver	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[2]
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Sweep Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.98%	[8]
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Sweep Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Sweep Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.98%	[9]
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Sweep Class
Operating Expenses:
Management Fees	0.26%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.13%
Fee Waiver	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Sweep Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.97%	[8]
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Sweep Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.96%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[8]

[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.35% for Administrator Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.55% for Service Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Adviser has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Sweep Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[9]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Sweep Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Annual Fund Operating Expenses (Select Class, (WFA Money Market Funds - Select Prospectus), (Wells Fargo Advantage Heritage Money Market Fund))	0 Months Ended
Jun. 01, 2012
Select Class | (WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund)
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.18%
Fee Waiver	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	0.13% [1]

[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example (Select Class, (WFA Money Market Funds - Select Prospectus), (Wells Fargo Advantage Heritage Money Market Fund), USD $)	0 Months Ended
Jun. 01, 2012
Select Class | (WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund)
Expense Example:
1 Year	$ 13
3 Years	53
5 Years	96
10 Years	$ 225

Annual Total Returns	0 Months Ended
Jun. 01, 2012
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2002	0.81%
Annual Return 2003	0.39%
Annual Return 2004	0.58%
Annual Return 2005	1.75%
Annual Return 2006	2.77%
Annual Return 2007	2.98%
Annual Return 2008	1.55%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2002	0.97%
Annual Return 2003	0.52%
Annual Return 2004	0.62%
Annual Return 2005	1.76%
Annual Return 2006	2.75%
Annual Return 2007	3.01%
Annual Return 2008	1.81%
Annual Return 2009	0.11%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2002	0.98%
Annual Return 2003	0.46%
Annual Return 2004	0.60%
Annual Return 2005	1.80%
Annual Return 2006	2.83%
Annual Return 2007	3.04%
Annual Return 2008	1.65%
Annual Return 2009	0.07%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2002	1.11%
Annual Return 2003	0.44%
Annual Return 2004	0.62%
Annual Return 2005	2.35%
Annual Return 2006	4.13%
Annual Return 2007	4.12%
Annual Return 2008	1.15%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2002	1.20%
Annual Return 2003	0.53%
Annual Return 2004	0.68%
Annual Return 2005	2.49%
Annual Return 2006	4.37%
Annual Return 2007	4.36%
Annual Return 2008	1.19%
Annual Return 2009	0.01%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2002	1.19%
Annual Return 2003	0.52%
Annual Return 2004	0.77%
Annual Return 2005	2.62%
Annual Return 2006	4.45%
Annual Return 2007	4.62%
Annual Return 2008	1.73%
Annual Return 2009	0.02%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2002	1.16%
Annual Return 2003	0.49%
Annual Return 2004	0.68%
Annual Return 2005	2.53%
Annual Return 2006	4.38%
Annual Return 2007	4.67%
Annual Return 2008	2.24%
Annual Return 2009	0.12%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	1.56%
Annual Return 2003	1.05%
Annual Return 2004	1.16%
Annual Return 2005	2.36%
Annual Return 2006	3.38%
Annual Return 2007	3.61%
Annual Return 2008	2.50%
Annual Return 2009	0.54%
Annual Return 2010	0.11%
Annual Return 2011	0.02%
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	1.02%
Annual Return 2003	0.59%
Annual Return 2004	0.78%
Annual Return 2005	1.96%
Annual Return 2006	2.97%
Annual Return 2007	3.18%
Annual Return 2008	1.95%
Annual Return 2009	0.27%
Annual Return 2010	0.07%
Annual Return 2011	0.02%
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	1.18%
Annual Return 2003	0.66%
Annual Return 2004	0.80%
Annual Return 2005	2.10%
Annual Return 2006	3.19%
Annual Return 2007	3.40%
Annual Return 2008	2.01%
Annual Return 2009	0.26%
Annual Return 2010	0.04%
Annual Return 2011	0.02%
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	1.30%
Annual Return 2003	0.61%
Annual Return 2004	0.77%
Annual Return 2005	2.50%
Annual Return 2006	4.28%
Annual Return 2007	4.28%
Annual Return 2008	1.29%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	1.45%
Annual Return 2003	0.80%
Annual Return 2004	0.98%
Annual Return 2005	2.80%
Annual Return 2006	4.68%
Annual Return 2007	4.67%
Annual Return 2008	1.42%
Annual Return 2009	0.01%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	1.45%
Annual Return 2003	0.79%
Annual Return 2004	1.07%
Annual Return 2005	2.92%
Annual Return 2006	4.76%
Annual Return 2007	4.93%
Annual Return 2008	2.02%
Annual Return 2009	0.07%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	1.53%
Annual Return 2003	0.85%
Annual Return 2004	1.04%
Annual Return 2005	2.89%
Annual Return 2006	4.75%
Annual Return 2007	5.07%
Annual Return 2008	2.69%
Annual Return 2009	0.36%
Annual Return 2010	0.03%
Annual Return 2011	0.01%
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2002	1.49%
Annual Return 2003	0.84%
Annual Return 2004	1.11%
Annual Return 2005	2.95%
Annual Return 2006	4.80%
Annual Return 2007	5.10%
Annual Return 2008	2.68%
Annual Return 2009	0.39%
Annual Return 2010	0.04%
Annual Return 2011	0.01%
(WFA Money Market Funds - Daily Prospectus) | (Wells Fargo Advantage Money Market Fund) | Daily Class
Bar Chart Table:
Annual Return 2002	1.16%
Annual Return 2003	0.49%
Annual Return 2004	0.68%
Annual Return 2005	2.53%
Annual Return 2006	4.38%
Annual Return 2007	4.67%
Annual Return 2008	2.24%
Annual Return 2009	0.12%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	1.56%
Annual Return 2003	1.05%
Annual Return 2004	1.16%
Annual Return 2005	2.36%
Annual Return 2006	3.38%
Annual Return 2007	3.61%
Annual Return 2008	2.50%
Annual Return 2009	0.54%
Annual Return 2010	0.16%
Annual Return 2011	0.06%
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	1.02%
Annual Return 2003	0.59%
Annual Return 2004	0.78%
Annual Return 2005	1.96%
Annual Return 2006	2.97%
Annual Return 2007	3.18%
Annual Return 2008	1.95%
Annual Return 2009	0.27%
Annual Return 2010	0.12%
Annual Return 2011	0.03%
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	1.27%
Annual Return 2003	0.82%
Annual Return 2004	0.92%
Annual Return 2005	2.07%
Annual Return 2006	3.06%
Annual Return 2007	3.32%
Annual Return 2008	2.12%
Annual Return 2009	0.26%
Annual Return 2010	0.09%
Annual Return 2011	0.06%
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	1.34%
Annual Return 2003	0.87%
Annual Return 2004	1.05%
Annual Return 2005	2.26%
Annual Return 2006	3.29%
Annual Return 2007	3.51%
Annual Return 2008	2.11%
Annual Return 2009	0.36%
Annual Return 2010	0.12%
Annual Return 2011	0.05%
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	1.61%
Annual Return 2003	0.95%
Annual Return 2004	1.14%
Annual Return 2005	2.95%
Annual Return 2006	4.84%
Annual Return 2007	4.82%
Annual Return 2008	1.54%
Annual Return 2009	0.04%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	1.45%
Annual Return 2003	0.85%
Annual Return 2004	1.22%
Annual Return 2005	3.08%
Annual Return 2006	4.92%
Annual Return 2007	5.08%
Annual Return 2008	2.18%
Annual Return 2009	0.15%
Annual Return 2010	0.03%
Annual Return 2011	0.01%
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	1.30%
Annual Return 2003	0.81%
Annual Return 2004	1.22%
Annual Return 2005	3.12%
Annual Return 2006	4.94%
Annual Return 2007	5.20%
Annual Return 2008	2.71%
Annual Return 2009	0.44%
Annual Return 2010	0.14%
Annual Return 2011	0.06%
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	1.75%
Annual Return 2003	1.07%
Annual Return 2004	1.27%
Annual Return 2005	3.10%
Annual Return 2006	4.96%
Annual Return 2007	5.24%
Annual Return 2008	2.82%
Annual Return 2009	0.49%
Annual Return 2010	0.13%
Annual Return 2011	0.06%
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	1.72%
Annual Return 2003	1.04%
Annual Return 2004	1.26%
Annual Return 2005	3.10%
Annual Return 2006	4.95%
Annual Return 2007	5.25%
Annual Return 2008	2.82%
Annual Return 2009	0.52%
Annual Return 2010	0.15%
Annual Return 2011	0.07%
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	1.27%
Annual Return 2003	0.82%
Annual Return 2004	0.92%
Annual Return 2005	2.07%
Annual Return 2006	3.06%
Annual Return 2007	3.32%
Annual Return 2008	2.12%
Annual Return 2009	0.26%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Money Market Fund) | Investor Class
Bar Chart Table:
Annual Return 2002	1.16%
Annual Return 2003	0.49%
Annual Return 2004	0.68%
Annual Return 2005	2.60%
Annual Return 2006	4.50%
Annual Return 2007	4.78%
Annual Return 2008	2.35%
Annual Return 2009	0.17%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Select Class
Bar Chart Table:
Annual Return 2002	1.75%
Annual Return 2003	1.07%
Annual Return 2004	1.27%
Annual Return 2005	3.10%
Annual Return 2006	4.96%
Annual Return 2007	5.26%
Annual Return 2008	2.90%
Annual Return 2009	0.56%
Annual Return 2010	0.20%
Annual Return 2011	0.13%
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Select Class
Bar Chart Table:
Annual Return 2002	1.72%
Annual Return 2003	1.04%
Annual Return 2004	1.26%
Annual Return 2005	3.10%
Annual Return 2006	4.95%
Annual Return 2007	5.27%
Annual Return 2008	2.89%
Annual Return 2009	0.59%
Annual Return 2010	0.22%
Annual Return 2011	0.14%
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2002	1.30%
Annual Return 2003	0.80%
Annual Return 2004	0.90%
Annual Return 2005	2.10%
Annual Return 2006	3.12%
Annual Return 2007	3.35%
Annual Return 2008	2.24%
Annual Return 2009	0.31%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2002	1.02%
Annual Return 2003	0.59%
Annual Return 2004	0.78%
Annual Return 2005	1.96%
Annual Return 2006	2.97%
Annual Return 2007	3.18%
Annual Return 2008	1.76%
Annual Return 2009	0.10%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2002	1.27%
Annual Return 2003	0.82%
Annual Return 2004	0.92%
Annual Return 2005	2.07%
Annual Return 2006	3.06%
Annual Return 2007	3.32%
Annual Return 2008	2.12%
Annual Return 2009	0.26%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2002	1.18%
Annual Return 2003	0.66%
Annual Return 2004	0.80%
Annual Return 2005	2.00%
Annual Return 2006	3.04%
Annual Return 2007	3.25%
Annual Return 2008	1.86%
Annual Return 2009	0.16%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2002	1.30%
Annual Return 2003	0.61%
Annual Return 2004	0.77%
Annual Return 2005	2.50%
Annual Return 2006	4.28%
Annual Return 2007	4.28%
Annual Return 2008	1.29%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2002	1.35%
Annual Return 2003	0.68%
Annual Return 2004	0.83%
Annual Return 2005	2.64%
Annual Return 2006	4.52%
Annual Return 2007	4.51%
Annual Return 2008	1.30%
Annual Return 2009	0.01%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2002	1.45%
Annual Return 2003	0.72%
Annual Return 2004	0.91%
Annual Return 2005	2.77%
Annual Return 2006	4.60%
Annual Return 2007	4.77%
Annual Return 2008	1.87%
Annual Return 2009	0.04%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2002	1.30%
Annual Return 2003	0.66%
Annual Return 2004	0.87%
Annual Return 2005	2.76%
Annual Return 2006	4.58%
Annual Return 2007	4.84%
Annual Return 2008	2.36%
Annual Return 2009	0.16%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2002	1.53%
Annual Return 2003	0.85%
Annual Return 2004	1.04%
Annual Return 2005	2.89%
Annual Return 2006	4.75%
Annual Return 2007	5.07%
Annual Return 2008	2.69%
Annual Return 2009	0.36%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2002	1.49%
Annual Return 2003	0.78%
Annual Return 2004	0.95%
Annual Return 2005	2.80%
Annual Return 2006	4.64%
Annual Return 2007	4.94%
Annual Return 2008	2.51%
Annual Return 2009	0.26%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2002	1.16%
Annual Return 2003	0.49%
Annual Return 2004	0.68%
Annual Return 2005	2.60%
Annual Return 2006	4.50%
Annual Return 2007	4.78%
Annual Return 2008	2.35%
Annual Return 2009	0.17%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Sweep Class
Bar Chart Table:
Annual Return 2002	1.02%
Annual Return 2003	0.59%
Annual Return 2004	0.78%
Annual Return 2005	1.96%
Annual Return 2006	2.97%
Annual Return 2007	3.18%
Annual Return 2008	1.76%
Annual Return 2009	0.10%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Sweep Class
Bar Chart Table:
Annual Return 2002	0.67%
Annual Return 2003	0.23%
Annual Return 2004	0.32%
Annual Return 2005	1.46%
Annual Return 2006	2.45%
Annual Return 2007	2.71%
Annual Return 2008	1.51%
Annual Return 2009	0.04%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Sweep Class
Bar Chart Table:
Annual Return 2002	1.18%
Annual Return 2003	0.58%
Annual Return 2004	0.60%
Annual Return 2005	1.80%
Annual Return 2006	2.83%
Annual Return 2007	3.04%
Annual Return 2008	1.65%
Annual Return 2009	0.07%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Sweep Class
Bar Chart Table:
Annual Return 2002	1.30%
Annual Return 2003	0.61%
Annual Return 2004	0.77%
Annual Return 2005	2.50%
Annual Return 2006	4.28%
Annual Return 2007	4.28%
Annual Return 2008	1.29%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Sweep Class
Bar Chart Table:
Annual Return 2002	1.35%
Annual Return 2003	0.61%
Annual Return 2004	0.68%
Annual Return 2005	2.49%
Annual Return 2006	4.37%
Annual Return 2007	4.36%
Annual Return 2008	1.19%
Annual Return 2009	0.01%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Sweep Class
Bar Chart Table:
Annual Return 2002	1.45%
Annual Return 2003	0.72%
Annual Return 2004	0.91%
Annual Return 2005	2.77%
Annual Return 2006	4.60%
Annual Return 2007	4.77%
Annual Return 2008	1.87%
Annual Return 2009	0.04%
Annual Return 2010	0.01%
Annual Return 2011	0.01%

Annual Total Returns (Select Class, (WFA Money Market Funds - Select Prospectus), (Wells Fargo Advantage Heritage Money Market Fund))	0 Months Ended
Jun. 01, 2012
Select Class | (WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund)
Bar Chart Table:
Annual Return 2002	1.75%
Annual Return 2003	1.07%
Annual Return 2004	1.27%
Annual Return 2005	3.10%
Annual Return 2006	4.96%
Annual Return 2007	5.26%
Annual Return 2008	2.90%
Annual Return 2009	0.56%
Annual Return 2010	0.20%
Annual Return 2011	0.13%

Average Annual Total Returns	0 Months Ended
Jun. 01, 2012
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Class A
Average Annual Return:
1 Year	0.02%
5 Years	0.91%
10 Years	1.08%
Inception Date of Share Class	Jan 1, 1992
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Class A
Average Annual Return:
1 Year	0.02%
5 Years	0.99%
10 Years	1.15%
Inception Date of Share Class	Jan 5, 1995
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Class A
Average Annual Return:
1 Year	0.02%
5 Years	0.95%
10 Years	1.14%
Inception Date of Share Class	Jul 28, 2003
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Class A
Average Annual Return:
1 Year	0.02%
5 Years	1.05%
10 Years	1.39%
Inception Date of Share Class	Nov 8, 1999
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Class A
Average Annual Return:
1 Year	0.01%
5 Years	1.10%
10 Years	1.47%
Inception Date of Share Class	Jul 28, 2003
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Class A
Average Annual Return:
1 Year	0.01%
5 Years	1.26%
10 Years	1.58%
Inception Date of Share Class	Nov 8, 1999
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class A
Average Annual Return:
1 Year	0.01%
5 Years	1.39%
10 Years	1.62%
Inception Date of Share Class	Jul 1, 1992
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class B
Average Annual Return:
1 Year	(4.99%)
5 Years	0.68%
10 Years	1.15%
Inception Date of Share Class	Jul 1, 1992
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class C
Average Annual Return:
1 Year	(0.99%)
5 Years	1.07%
10 Years	1.14%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.02%
5 Years	1.34%
10 Years	1.62%
Inception Date of Share Class	Jul 9, 2010
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.02%
5 Years	1.09%
10 Years	1.27%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.02%
5 Years	1.14%
10 Years	1.36%
Inception Date of Share Class	Apr 8, 2005
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.02%
5 Years	1.11%
10 Years	1.50%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Years	1.21%
10 Years	1.67%
Inception Date of Share Class	Mar 31, 2008
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Years	1.39%
10 Years	1.79%
Inception Date of Share Class	Jul 31, 2003
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Years	1.61%
10 Years	1.91%
Inception Date of Share Class	Jun 29, 1995
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Years	1.63%
10 Years	1.93%
Inception Date of Share Class	Jul 31, 2003
(WFA Money Market Funds - Daily Prospectus) | (Wells Fargo Advantage Money Market Fund) | Daily Class
Average Annual Return:
1 Year	0.01%
5 Years	1.39%
10 Years	1.62%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.06%
5 Years	1.36%
10 Years	1.63%
Inception Date of Share Class	Nov 20, 1996
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.03%
5 Years	1.10%
10 Years	1.28%
Inception Date of Share Class	Mar 31, 2008
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.06%
5 Years	1.16%
10 Years	1.39%
Inception Date of Share Class	Jul 9, 2010
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.05%
5 Years	1.22%
10 Years	1.49%
Inception Date of Share Class	Nov 8, 1999
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.01%
5 Years	1.27%
10 Years	1.78%
Inception Date of Share Class	Aug 11, 1995
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.01%
5 Years	1.47%
10 Years	1.88%
Inception Date of Share Class	Jul 28, 2003
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.06%
5 Years	1.69%
10 Years	1.98%
Inception Date of Share Class	Jul 28, 2003
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.06%
5 Years	1.73%
10 Years	2.07%
Inception Date of Share Class	Mar 31, 2000
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.07%
5 Years	1.74%
10 Years	2.07%
Inception Date of Share Class	Oct 14, 1987
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Investor Class
Average Annual Return:
1 Year	0.02%
5 Years	1.14%
10 Years	1.38%
Inception Date of Share Class	Jul 9, 2010
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Money Market Fund) | Investor Class
Average Annual Return:
1 Year	0.01%
5 Years	1.45%
10 Years	1.66%
Inception Date of Share Class	Apr 8, 2005
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Select Class
Average Annual Return:
1 Year	0.13%
5 Years	1.79%
10 Years	2.11%
Inception Date of Share Class	Jun 29, 2007
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Select Class
Average Annual Return:
1 Year	0.14%
5 Years	1.80%
10 Years	2.10%
Inception Date of Share Class	Jun 29, 2007
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	1.18%
10 Years	1.41%
Inception Date of Share Class	Nov 25, 1996
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.02%
5 Years	1.00%
10 Years	1.23%
Inception Date of Share Class	Nov 8, 1999
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.02%
5 Years	1.14%
10 Years	1.38%
Inception Date of Share Class	Nov 2, 1988
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.02%
5 Years	1.05%
10 Years	1.29%
Inception Date of Share Class	Aug 3, 1993
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.02%
5 Years	1.11%
10 Years	1.50%
Inception Date of Share Class	Dec 3, 1990
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	1.15%
10 Years	1.57%
Inception Date of Share Class	Oct 1, 1985
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	1.32%
10 Years	1.70%
Inception Date of Share Class	Nov 16, 1987
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	1.46%
10 Years	1.74%
Inception Date of Share Class	Sep 2, 1998
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	1.61%
10 Years	1.91%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	1.53%
10 Years	1.82%
Inception Date of Share Class	Oct 14, 1987
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	1.45%
10 Years	1.66%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Sweep Class
Average Annual Return:
1 Year	0.02%
5 Years	1.01%
10 Years	1.23%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Sweep Class
Average Annual Return:
1 Year	0.02%
5 Years	0.85%
10 Years	0.94%
Inception Date of Share Class	Jun 30, 2000
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Sweep Class
Average Annual Return:
1 Year	0.02%
5 Years	0.95%
10 Years	1.17%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Sweep Class
Average Annual Return:
1 Year	0.02%
5 Years	1.11%
10 Years	1.50%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Sweep Class
Average Annual Return:
1 Year	0.01%
5 Years	1.10%
10 Years	1.50%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Sweep Class
Average Annual Return:
1 Year	0.01%
5 Years	1.32%
10 Years	1.70%
Inception Date of Share Class	Jun 30, 2010

Average Annual Total Returns (Select Class, (WFA Money Market Funds - Select Prospectus), (Wells Fargo Advantage Heritage Money Market Fund))	0 Months Ended
Jun. 01, 2012
Select Class | (WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund)
Average Annual Return:
Inception Date of Share Class	Jun 29, 2007
1 Year	0.13%
5 Years	1.79%
10 Years	2.11%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2012
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Risk Factors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +1.00%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.70%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	248
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	991
Annual Return 2002	rr_AnnualReturn2002	1.16%
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.53%
Annual Return 2006	rr_AnnualReturn2006	4.38%
Annual Return 2007	rr_AnnualReturn2007	4.67%
Annual Return 2008	rr_AnnualReturn2008	2.24%
Annual Return 2009	rr_AnnualReturn2009	0.12%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	1.62%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 1, 1992
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	648
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,040
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,550
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	482
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	840
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,550
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	1.15%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 1, 1992
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Money Market Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	248
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	482
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	840
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,847
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	482
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	840
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,847
1 Year	rr_AverageAnnualReturnYear01	(0.99%)
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	1.14%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +0.76%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.63%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Annual Return 2002	rr_AnnualReturn2002	0.81%
Annual Return 2003	rr_AnnualReturn2003	0.39%
Annual Return 2004	rr_AnnualReturn2004	0.58%
Annual Return 2005	rr_AnnualReturn2005	1.75%
Annual Return 2006	rr_AnnualReturn2006	2.77%
Annual Return 2007	rr_AnnualReturn2007	2.98%
Annual Return 2008	rr_AnnualReturn2008	1.55%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.91%
10 Years	rr_AverageAnnualReturnYear10	1.08%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 1, 1992
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +0.77%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	245
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	438
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	998
Annual Return 2002	rr_AnnualReturn2002	0.97%
Annual Return 2003	rr_AnnualReturn2003	0.52%
Annual Return 2004	rr_AnnualReturn2004	0.62%
Annual Return 2005	rr_AnnualReturn2005	1.76%
Annual Return 2006	rr_AnnualReturn2006	2.75%
Annual Return 2007	rr_AnnualReturn2007	3.01%
Annual Return 2008	rr_AnnualReturn2008	1.81%
Annual Return 2009	rr_AnnualReturn2009	0.11%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.99%
10 Years	rr_AverageAnnualReturnYear10	1.15%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 5, 1995
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  2nd Quarter 2007   +0.78%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.63%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Annual Return 2002	rr_AnnualReturn2002	0.98%
Annual Return 2003	rr_AnnualReturn2003	0.46%
Annual Return 2004	rr_AnnualReturn2004	0.60%
Annual Return 2005	rr_AnnualReturn2005	1.80%
Annual Return 2006	rr_AnnualReturn2006	2.83%
Annual Return 2007	rr_AnnualReturn2007	3.04%
Annual Return 2008	rr_AnnualReturn2008	1.65%
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.95%
10 Years	rr_AverageAnnualReturnYear10	1.14%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 28, 2003
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  4th Quarter 2006   +1.10%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	236
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
Annual Return 2002	rr_AnnualReturn2002	1.11%
Annual Return 2003	rr_AnnualReturn2003	0.44%
Annual Return 2004	rr_AnnualReturn2004	0.62%
Annual Return 2005	rr_AnnualReturn2005	2.35%
Annual Return 2006	rr_AnnualReturn2006	4.13%
Annual Return 2007	rr_AnnualReturn2007	4.12%
Annual Return 2008	rr_AnnualReturn2008	1.15%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	1.39%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  4th Quarter 2006   +1.17%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.62%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	774
Annual Return 2002	rr_AnnualReturn2002	1.20%
Annual Return 2003	rr_AnnualReturn2003	0.53%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.49%
Annual Return 2006	rr_AnnualReturn2006	4.37%
Annual Return 2007	rr_AnnualReturn2007	4.36%
Annual Return 2008	rr_AnnualReturn2008	1.19%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.47%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 28, 2003
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Government Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  4th Quarter 2006   +1.19%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - ABC Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.61%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	762
Annual Return 2002	rr_AnnualReturn2002	1.19%
Annual Return 2003	rr_AnnualReturn2003	0.52%
Annual Return 2004	rr_AnnualReturn2004	0.77%
Annual Return 2005	rr_AnnualReturn2005	2.62%
Annual Return 2006	rr_AnnualReturn2006	4.45%
Annual Return 2007	rr_AnnualReturn2007	4.62%
Annual Return 2008	rr_AnnualReturn2008	1.73%
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	1.58%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +0.92%

Lowest Quarter:   3rd Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.30%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	196
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	450
Annual Return 2002	rr_AnnualReturn2002	1.56%
Annual Return 2003	rr_AnnualReturn2003	1.05%
Annual Return 2004	rr_AnnualReturn2004	1.16%
Annual Return 2005	rr_AnnualReturn2005	2.36%
Annual Return 2006	rr_AnnualReturn2006	3.38%
Annual Return 2007	rr_AnnualReturn2007	3.61%
Annual Return 2008	rr_AnnualReturn2008	2.50%
Annual Return 2009	rr_AnnualReturn2009	0.54%
Annual Return 2010	rr_AnnualReturn2010	0.11%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	1.62%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 9, 2010
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +1.29%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.35%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	443
Annual Return 2002	rr_AnnualReturn2002	1.49%
Annual Return 2003	rr_AnnualReturn2003	0.84%
Annual Return 2004	rr_AnnualReturn2004	1.11%
Annual Return 2005	rr_AnnualReturn2005	2.95%
Annual Return 2006	rr_AnnualReturn2006	4.80%
Annual Return 2007	rr_AnnualReturn2007	5.10%
Annual Return 2008	rr_AnnualReturn2008	2.68%
Annual Return 2009	rr_AnnualReturn2009	0.39%
Annual Return 2010	rr_AnnualReturn2010	0.04%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.63%
10 Years	rr_AverageAnnualReturnYear10	1.93%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +0.81%

Lowest Quarter:   2nd Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.30%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	196
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	450
Annual Return 2002	rr_AnnualReturn2002	1.02%
Annual Return 2003	rr_AnnualReturn2003	0.59%
Annual Return 2004	rr_AnnualReturn2004	0.78%
Annual Return 2005	rr_AnnualReturn2005	1.96%
Annual Return 2006	rr_AnnualReturn2006	2.97%
Annual Return 2007	rr_AnnualReturn2007	3.18%
Annual Return 2008	rr_AnnualReturn2008	1.95%
Annual Return 2009	rr_AnnualReturn2009	0.27%
Annual Return 2010	rr_AnnualReturn2010	0.07%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.09%
10 Years	rr_AverageAnnualReturnYear10	1.27%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  2nd Quarter 2007   +0.87%

Lowest Quarter:   2nd Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.30%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	196
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	450
Annual Return 2002	rr_AnnualReturn2002	1.18%
Annual Return 2003	rr_AnnualReturn2003	0.66%
Annual Return 2004	rr_AnnualReturn2004	0.80%
Annual Return 2005	rr_AnnualReturn2005	2.10%
Annual Return 2006	rr_AnnualReturn2006	3.19%
Annual Return 2007	rr_AnnualReturn2007	3.40%
Annual Return 2008	rr_AnnualReturn2008	2.01%
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	0.04%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	1.36%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  4th Quarter 2006   +1.14%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.30%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	142
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	620
Annual Return 2002	rr_AnnualReturn2002	1.30%
Annual Return 2003	rr_AnnualReturn2003	0.61%
Annual Return 2004	rr_AnnualReturn2004	0.77%
Annual Return 2005	rr_AnnualReturn2005	2.50%
Annual Return 2006	rr_AnnualReturn2006	4.28%
Annual Return 2007	rr_AnnualReturn2007	4.28%
Annual Return 2008	rr_AnnualReturn2008	1.29%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.11%
10 Years	rr_AverageAnnualReturnYear10	1.50%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  4th Quarter 2006   +1.25%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.35%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	443
Annual Return 2002	rr_AnnualReturn2002	1.45%
Annual Return 2003	rr_AnnualReturn2003	0.80%
Annual Return 2004	rr_AnnualReturn2004	0.98%
Annual Return 2005	rr_AnnualReturn2005	2.80%
Annual Return 2006	rr_AnnualReturn2006	4.68%
Annual Return 2007	rr_AnnualReturn2007	4.67%
Annual Return 2008	rr_AnnualReturn2008	1.42%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	1.67%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Government Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +1.26%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.34%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	431
Annual Return 2002	rr_AnnualReturn2002	1.45%
Annual Return 2003	rr_AnnualReturn2003	0.79%
Annual Return 2004	rr_AnnualReturn2004	1.07%
Annual Return 2005	rr_AnnualReturn2005	2.92%
Annual Return 2006	rr_AnnualReturn2006	4.76%
Annual Return 2007	rr_AnnualReturn2007	4.93%
Annual Return 2008	rr_AnnualReturn2008	2.02%
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	1.79%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +1.28%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Administrator Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.34%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	431
Annual Return 2002	rr_AnnualReturn2002	1.53%
Annual Return 2003	rr_AnnualReturn2003	0.85%
Annual Return 2004	rr_AnnualReturn2004	1.04%
Annual Return 2005	rr_AnnualReturn2005	2.89%
Annual Return 2006	rr_AnnualReturn2006	4.75%
Annual Return 2007	rr_AnnualReturn2007	5.07%
Annual Return 2008	rr_AnnualReturn2008	2.69%
Annual Return 2009	rr_AnnualReturn2009	0.36%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.61%
10 Years	rr_AverageAnnualReturnYear10	1.91%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 1995
(WFA Money Market Funds - Daily Prospectus) | (Wells Fargo Advantage Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Daily Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +1.19%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Daily Prospectus) | (Wells Fargo Advantage Money Market Fund) | Daily Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,289
Annual Return 2002	rr_AnnualReturn2002	1.16%
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.53%
Annual Return 2006	rr_AnnualReturn2006	4.38%
Annual Return 2007	rr_AnnualReturn2007	4.67%
Annual Return 2008	rr_AnnualReturn2008	2.24%
Annual Return 2009	rr_AnnualReturn2009	0.12%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	1.62%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007    +0.92%

Lowest Quarter:   4th Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2012 is +0.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	73
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	302
Annual Return 2002	rr_AnnualReturn2002	1.56%
Annual Return 2003	rr_AnnualReturn2003	1.05%
Annual Return 2004	rr_AnnualReturn2004	1.16%
Annual Return 2005	rr_AnnualReturn2005	2.36%
Annual Return 2006	rr_AnnualReturn2006	3.38%
Annual Return 2007	rr_AnnualReturn2007	3.61%
Annual Return 2008	rr_AnnualReturn2008	2.50%
Annual Return 2009	rr_AnnualReturn2009	0.54%
Annual Return 2010	rr_AnnualReturn2010	0.16%
Annual Return 2011	rr_AnnualReturn2011	0.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +0.01%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	1.63%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 20, 1996
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +1.33%

Lowest Quarter:   3rd Quarter 2011   +0.01%

Year-to-date total return as of 3/31/2012 is +0.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.23%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[6]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	71
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	126
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	290
Annual Return 2002	rr_AnnualReturn2002	1.72%
Annual Return 2003	rr_AnnualReturn2003	1.04%
Annual Return 2004	rr_AnnualReturn2004	1.26%
Annual Return 2005	rr_AnnualReturn2005	3.10%
Annual Return 2006	rr_AnnualReturn2006	4.95%
Annual Return 2007	rr_AnnualReturn2007	5.25%
Annual Return 2008	rr_AnnualReturn2008	2.82%
Annual Return 2009	rr_AnnualReturn2009	0.52%
Annual Return 2010	rr_AnnualReturn2010	0.15%
Annual Return 2011	rr_AnnualReturn2011	0.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +0.01%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	1.74%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 14, 1987
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +0.81%

Lowest Quarter:   3rd Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	73
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	302
Annual Return 2002	rr_AnnualReturn2002	1.02%
Annual Return 2003	rr_AnnualReturn2003	0.59%
Annual Return 2004	rr_AnnualReturn2004	0.78%
Annual Return 2005	rr_AnnualReturn2005	1.96%
Annual Return 2006	rr_AnnualReturn2006	2.97%
Annual Return 2007	rr_AnnualReturn2007	3.18%
Annual Return 2008	rr_AnnualReturn2008	1.95%
Annual Return 2009	rr_AnnualReturn2009	0.27%
Annual Return 2010	rr_AnnualReturn2010	0.12%
Annual Return 2011	rr_AnnualReturn2011	0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.28%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +0.85%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is +0.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	115
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	218
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	520
Annual Return 2002	rr_AnnualReturn2002	1.27%
Annual Return 2003	rr_AnnualReturn2003	0.82%
Annual Return 2004	rr_AnnualReturn2004	0.92%
Annual Return 2005	rr_AnnualReturn2005	2.07%
Annual Return 2006	rr_AnnualReturn2006	3.06%
Annual Return 2007	rr_AnnualReturn2007	3.32%
Annual Return 2008	rr_AnnualReturn2008	2.12%
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	0.09%
Annual Return 2011	rr_AnnualReturn2011	0.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +0.01%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	1.39%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 9, 2010
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  2nd Quarter 2007   +0.90%

Lowest Quarter:   3rd Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[6]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	73
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	302
Annual Return 2002	rr_AnnualReturn2002	1.34%
Annual Return 2003	rr_AnnualReturn2003	0.87%
Annual Return 2004	rr_AnnualReturn2004	1.05%
Annual Return 2005	rr_AnnualReturn2005	2.26%
Annual Return 2006	rr_AnnualReturn2006	3.29%
Annual Return 2007	rr_AnnualReturn2007	3.51%
Annual Return 2008	rr_AnnualReturn2008	2.11%
Annual Return 2009	rr_AnnualReturn2009	0.36%
Annual Return 2010	rr_AnnualReturn2010	0.12%
Annual Return 2011	rr_AnnualReturn2011	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	1.22%
10 Years	rr_AverageAnnualReturnYear10	1.49%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  4th Quarter 2006   +1.29%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.23%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	71
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	126
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	290
Annual Return 2002	rr_AnnualReturn2002	1.61%
Annual Return 2003	rr_AnnualReturn2003	0.95%
Annual Return 2004	rr_AnnualReturn2004	1.14%
Annual Return 2005	rr_AnnualReturn2005	2.95%
Annual Return 2006	rr_AnnualReturn2006	4.84%
Annual Return 2007	rr_AnnualReturn2007	4.82%
Annual Return 2008	rr_AnnualReturn2008	1.54%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.27%
10 Years	rr_AverageAnnualReturnYear10	1.78%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 11, 1995
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Government Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  4th Quarter 2006   +1.30%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	69
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	122
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	278
Annual Return 2002	rr_AnnualReturn2002	1.45%
Annual Return 2003	rr_AnnualReturn2003	0.85%
Annual Return 2004	rr_AnnualReturn2004	1.22%
Annual Return 2005	rr_AnnualReturn2005	3.08%
Annual Return 2006	rr_AnnualReturn2006	4.92%
Annual Return 2007	rr_AnnualReturn2007	5.08%
Annual Return 2008	rr_AnnualReturn2008	2.18%
Annual Return 2009	rr_AnnualReturn2009	0.15%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years	rr_AverageAnnualReturnYear10	1.88%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 28, 2003
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +1.32%

Lowest Quarter:   3rd Quarter 2011   +0.01%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[6]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	73
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	302
Annual Return 2002	rr_AnnualReturn2002	1.30%
Annual Return 2003	rr_AnnualReturn2003	0.81%
Annual Return 2004	rr_AnnualReturn2004	1.22%
Annual Return 2005	rr_AnnualReturn2005	3.12%
Annual Return 2006	rr_AnnualReturn2006	4.94%
Annual Return 2007	rr_AnnualReturn2007	5.20%
Annual Return 2008	rr_AnnualReturn2008	2.71%
Annual Return 2009	rr_AnnualReturn2009	0.44%
Annual Return 2010	rr_AnnualReturn2010	0.14%
Annual Return 2011	rr_AnnualReturn2011	0.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	1.98%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 28, 2003
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +1.32%

Lowest Quarter:   3rd Quarter 2011   +0.01%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Institutional Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	69
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	122
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	278
Annual Return 2002	rr_AnnualReturn2002	1.75%
Annual Return 2003	rr_AnnualReturn2003	1.07%
Annual Return 2004	rr_AnnualReturn2004	1.27%
Annual Return 2005	rr_AnnualReturn2005	3.10%
Annual Return 2006	rr_AnnualReturn2006	4.96%
Annual Return 2007	rr_AnnualReturn2007	5.24%
Annual Return 2008	rr_AnnualReturn2008	2.82%
Annual Return 2009	rr_AnnualReturn2009	0.49%
Annual Return 2010	rr_AnnualReturn2010	0.13%
Annual Return 2011	rr_AnnualReturn2011	0.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	1.73%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 31, 2000
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Risk Factors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +1.21%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Money Market Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	447
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,020
Annual Return 2002	rr_AnnualReturn2002	1.16%
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.60%
Annual Return 2006	rr_AnnualReturn2006	4.50%
Annual Return 2007	rr_AnnualReturn2007	4.78%
Annual Return 2008	rr_AnnualReturn2008	2.35%
Annual Return 2009	rr_AnnualReturn2009	0.17%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	1.66%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +0.85%

Lowest Quarter:   1st Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Investor Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.64%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	250
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	451
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,030
Annual Return 2002	rr_AnnualReturn2002	1.27%
Annual Return 2003	rr_AnnualReturn2003	0.82%
Annual Return 2004	rr_AnnualReturn2004	0.92%
Annual Return 2005	rr_AnnualReturn2005	2.07%
Annual Return 2006	rr_AnnualReturn2006	3.06%
Annual Return 2007	rr_AnnualReturn2007	3.32%
Annual Return 2008	rr_AnnualReturn2008	2.12%
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	1.38%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 9, 2010
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Select Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +1.35%

Lowest Quarter:   3rd Quarter 2011   +0.03%

Year-to-date total return as of 3/31/2012 is +0.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.13%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	13
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	55
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	237
Annual Return 2002	rr_AnnualReturn2002	1.72%
Annual Return 2003	rr_AnnualReturn2003	1.04%
Annual Return 2004	rr_AnnualReturn2004	1.26%
Annual Return 2005	rr_AnnualReturn2005	3.10%
Annual Return 2006	rr_AnnualReturn2006	4.95%
Annual Return 2007	rr_AnnualReturn2007	5.27%
Annual Return 2008	rr_AnnualReturn2008	2.89%
Annual Return 2009	rr_AnnualReturn2009	0.59%
Annual Return 2010	rr_AnnualReturn2010	0.22%
Annual Return 2011	rr_AnnualReturn2011	0.14%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +0.02%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	2.10%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Select Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007    +1.34%

Lowest Quarter:   3rd Quarter 2011    +0.02%

Year-to-date total return as of 3/31/2012 is +0.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Select Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.13%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	13
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	53
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	96
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	225
Annual Return 2002	rr_AnnualReturn2002	1.75%
Annual Return 2003	rr_AnnualReturn2003	1.07%
Annual Return 2004	rr_AnnualReturn2004	1.27%
Annual Return 2005	rr_AnnualReturn2005	3.10%
Annual Return 2006	rr_AnnualReturn2006	4.96%
Annual Return 2007	rr_AnnualReturn2007	5.26%
Annual Return 2008	rr_AnnualReturn2008	2.90%
Annual Return 2009	rr_AnnualReturn2009	0.56%
Annual Return 2010	rr_AnnualReturn2010	0.20%
Annual Return 2011	rr_AnnualReturn2011	0.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is +0.02%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	1.79%
10 Years	rr_AverageAnnualReturnYear10	2.11%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(WFA Money Market Funds - Select Prospectus Heritage Only) | (Wells Fargo Advantage Heritage Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Select Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +1.34%

Lowest Quarter:   3rd Quarter 2011   +0.02%

Year-to-date total return as of 3/31/2012 is +0.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +0.86%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Cash Management Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	162
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	657
Annual Return 2002	rr_AnnualReturn2002	1.30%
Annual Return 2003	rr_AnnualReturn2003	0.80%
Annual Return 2004	rr_AnnualReturn2004	0.90%
Annual Return 2005	rr_AnnualReturn2005	2.10%
Annual Return 2006	rr_AnnualReturn2006	3.12%
Annual Return 2007	rr_AnnualReturn2007	3.35%
Annual Return 2008	rr_AnnualReturn2008	2.24%
Annual Return 2009	rr_AnnualReturn2009	0.31%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.18%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 25, 1996
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +1.25%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Cash Investment Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	165
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	289
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	651
Annual Return 2002	rr_AnnualReturn2002	1.49%
Annual Return 2003	rr_AnnualReturn2003	0.78%
Annual Return 2004	rr_AnnualReturn2004	0.95%
Annual Return 2005	rr_AnnualReturn2005	2.80%
Annual Return 2006	rr_AnnualReturn2006	4.64%
Annual Return 2007	rr_AnnualReturn2007	4.94%
Annual Return 2008	rr_AnnualReturn2008	2.51%
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	1.82%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 14, 1987
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Risk Factors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +1.21%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	374
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	863
Annual Return 2002	rr_AnnualReturn2002	1.16%
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.60%
Annual Return 2006	rr_AnnualReturn2006	4.50%
Annual Return 2007	rr_AnnualReturn2007	4.78%
Annual Return 2008	rr_AnnualReturn2008	2.35%
Annual Return 2009	rr_AnnualReturn2009	0.17%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	1.66%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +0.81%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	162
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	657
Annual Return 2002	rr_AnnualReturn2002	1.02%
Annual Return 2003	rr_AnnualReturn2003	0.59%
Annual Return 2004	rr_AnnualReturn2004	0.78%
Annual Return 2005	rr_AnnualReturn2005	1.96%
Annual Return 2006	rr_AnnualReturn2006	2.97%
Annual Return 2007	rr_AnnualReturn2007	3.18%
Annual Return 2008	rr_AnnualReturn2008	1.76%
Annual Return 2009	rr_AnnualReturn2009	0.10%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.00%
10 Years	rr_AverageAnnualReturnYear10	1.23%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +0.85%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	203
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	374
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	869
Annual Return 2002	rr_AnnualReturn2002	1.27%
Annual Return 2003	rr_AnnualReturn2003	0.82%
Annual Return 2004	rr_AnnualReturn2004	0.92%
Annual Return 2005	rr_AnnualReturn2005	2.07%
Annual Return 2006	rr_AnnualReturn2006	3.06%
Annual Return 2007	rr_AnnualReturn2007	3.32%
Annual Return 2008	rr_AnnualReturn2008	2.12%
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	1.38%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 2, 1988
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  2nd Quarter 2007   +0.83%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.45%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	162
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	657
Annual Return 2002	rr_AnnualReturn2002	1.18%
Annual Return 2003	rr_AnnualReturn2003	0.66%
Annual Return 2004	rr_AnnualReturn2004	0.80%
Annual Return 2005	rr_AnnualReturn2005	2.00%
Annual Return 2006	rr_AnnualReturn2006	3.04%
Annual Return 2007	rr_AnnualReturn2007	3.25%
Annual Return 2008	rr_AnnualReturn2008	1.86%
Annual Return 2009	rr_AnnualReturn2009	0.16%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	1.29%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 3, 1993
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  4th Quarter 2006   +1.14%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	361
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	830
Annual Return 2002	rr_AnnualReturn2002	1.30%
Annual Return 2003	rr_AnnualReturn2003	0.61%
Annual Return 2004	rr_AnnualReturn2004	0.77%
Annual Return 2005	rr_AnnualReturn2005	2.50%
Annual Return 2006	rr_AnnualReturn2006	4.28%
Annual Return 2007	rr_AnnualReturn2007	4.28%
Annual Return 2008	rr_AnnualReturn2008	1.29%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.11%
10 Years	rr_AverageAnnualReturnYear10	1.50%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 3, 1990
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  4th Quarter 2006   +1.21%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	284
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	646
Annual Return 2002	rr_AnnualReturn2002	1.35%
Annual Return 2003	rr_AnnualReturn2003	0.68%
Annual Return 2004	rr_AnnualReturn2004	0.83%
Annual Return 2005	rr_AnnualReturn2005	2.64%
Annual Return 2006	rr_AnnualReturn2006	4.52%
Annual Return 2007	rr_AnnualReturn2007	4.51%
Annual Return 2008	rr_AnnualReturn2008	1.30%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.15%
10 Years	rr_AverageAnnualReturnYear10	1.57%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 1, 1985
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Government Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  4th Quarter 2006   +1.22%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	163
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	284
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	640
Annual Return 2002	rr_AnnualReturn2002	1.45%
Annual Return 2003	rr_AnnualReturn2003	0.72%
Annual Return 2004	rr_AnnualReturn2004	0.91%
Annual Return 2005	rr_AnnualReturn2005	2.77%
Annual Return 2006	rr_AnnualReturn2006	4.60%
Annual Return 2007	rr_AnnualReturn2007	4.77%
Annual Return 2008	rr_AnnualReturn2008	1.87%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.32%
10 Years	rr_AverageAnnualReturnYear10	1.70%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 16, 1987
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +1.23%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Prime Investment Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.53%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	665
Annual Return 2002	rr_AnnualReturn2002	1.30%
Annual Return 2003	rr_AnnualReturn2003	0.66%
Annual Return 2004	rr_AnnualReturn2004	0.87%
Annual Return 2005	rr_AnnualReturn2005	2.76%
Annual Return 2006	rr_AnnualReturn2006	4.58%
Annual Return 2007	rr_AnnualReturn2007	4.84%
Annual Return 2008	rr_AnnualReturn2008	2.36%
Annual Return 2009	rr_AnnualReturn2009	0.16%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.46%
10 Years	rr_AverageAnnualReturnYear10	1.74%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep 2, 1998
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +1.28%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Service Prospectus) | (Wells Fargo Advantage Heritage Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.43%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	155
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	277
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	633
Annual Return 2002	rr_AnnualReturn2002	1.53%
Annual Return 2003	rr_AnnualReturn2003	0.85%
Annual Return 2004	rr_AnnualReturn2004	1.04%
Annual Return 2005	rr_AnnualReturn2005	2.89%
Annual Return 2006	rr_AnnualReturn2006	4.75%
Annual Return 2007	rr_AnnualReturn2007	5.07%
Annual Return 2008	rr_AnnualReturn2008	2.69%
Annual Return 2009	rr_AnnualReturn2009	0.36%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.61%
10 Years	rr_AverageAnnualReturnYear10	1.91%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Risk Not Insured Depository Institution [Text]
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Sweep Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +0.81%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage California Municipal Money Market Fund) | Sweep Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.98%	[9]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	312
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	542
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,201
Annual Return 2002	rr_AnnualReturn2002	1.02%
Annual Return 2003	rr_AnnualReturn2003	0.59%
Annual Return 2004	rr_AnnualReturn2004	0.78%
Annual Return 2005	rr_AnnualReturn2005	1.96%
Annual Return 2006	rr_AnnualReturn2006	2.97%
Annual Return 2007	rr_AnnualReturn2007	3.18%
Annual Return 2008	rr_AnnualReturn2008	1.76%
Annual Return 2009	rr_AnnualReturn2009	0.10%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	1.23%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Risk Not Insured Depository Institution [Text]
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31 each year Sweep Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  3rd Quarter 2007   +0.70%

Lowest Quarter:   1st Quarter 2011   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Municipal Money Market Fund) | Sweep Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	355
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	627
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,405
Annual Return 2002	rr_AnnualReturn2002	0.67%
Annual Return 2003	rr_AnnualReturn2003	0.23%
Annual Return 2004	rr_AnnualReturn2004	0.32%
Annual Return 2005	rr_AnnualReturn2005	1.46%
Annual Return 2006	rr_AnnualReturn2006	2.45%
Annual Return 2007	rr_AnnualReturn2007	2.71%
Annual Return 2008	rr_AnnualReturn2008	1.51%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.85%
10 Years	rr_AverageAnnualReturnYear10	0.94%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Risk Not Insured Depository Institution [Text]
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Sweep Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  2nd Quarter 2007   +0.78%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage National Tax-Free Money Market Fund) | Sweep Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.98%	[10]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	312
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	542
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,201
Annual Return 2002	rr_AnnualReturn2002	1.18%
Annual Return 2003	rr_AnnualReturn2003	0.58%
Annual Return 2004	rr_AnnualReturn2004	0.60%
Annual Return 2005	rr_AnnualReturn2005	1.80%
Annual Return 2006	rr_AnnualReturn2006	2.83%
Annual Return 2007	rr_AnnualReturn2007	3.04%
Annual Return 2008	rr_AnnualReturn2008	1.65%
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.95%
10 Years	rr_AverageAnnualReturnYear10	1.17%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Risk Not Insured Depository Institution [Text]
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Sweep Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  4th Quarter 2006   +1.14%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage 100% Treasury Money Market Fund) | Sweep Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	346
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	610
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,363
Annual Return 2002	rr_AnnualReturn2002	1.30%
Annual Return 2003	rr_AnnualReturn2003	0.61%
Annual Return 2004	rr_AnnualReturn2004	0.77%
Annual Return 2005	rr_AnnualReturn2005	2.50%
Annual Return 2006	rr_AnnualReturn2006	4.28%
Annual Return 2007	rr_AnnualReturn2007	4.28%
Annual Return 2008	rr_AnnualReturn2008	1.29%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.11%
10 Years	rr_AverageAnnualReturnYear10	1.50%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Risk Not Insured Depository Institution [Text]
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Sweep Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  4th Quarter 2006   +1.17%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Treasury Plus Money Market Fund) | Sweep Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.97%	[9]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	309
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	536
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,190
Annual Return 2002	rr_AnnualReturn2002	1.35%
Annual Return 2003	rr_AnnualReturn2003	0.61%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.49%
Annual Return 2006	rr_AnnualReturn2006	4.37%
Annual Return 2007	rr_AnnualReturn2007	4.36%
Annual Return 2008	rr_AnnualReturn2008	1.19%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.50%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Government Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Risk Not Insured Depository Institution [Text]
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Sweep Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  4th Quarter 2006   +1.22%

Lowest Quarter:   3rd Quarter 2010   +0.00%

Year-to-date total return as of 3/31/2012 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2011
(WFA Money Market Funds - Sweep Prospectus) | (Wells Fargo Advantage Government Money Market Fund) | Sweep Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.96%	[9]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	306
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	531
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,178
Annual Return 2002	rr_AnnualReturn2002	1.45%
Annual Return 2003	rr_AnnualReturn2003	0.72%
Annual Return 2004	rr_AnnualReturn2004	0.91%
Annual Return 2005	rr_AnnualReturn2005	2.77%
Annual Return 2006	rr_AnnualReturn2006	4.60%
Annual Return 2007	rr_AnnualReturn2007	4.77%
Annual Return 2008	rr_AnnualReturn2008	1.87%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2012 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.32%
10 Years	rr_AverageAnnualReturnYear10	1.70%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.35% for Administrator Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.55% for Service Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	The Adviser has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Sweep Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees.
[10]	The Adviser has committed through May 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Sweep Class. After this time, such cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.